Post-employment benefits - Defined-benefit obligations (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of post-employment benefits [Line items]
Interest expenses - pensions	€ 37	€ 48	€ 70
Present value of defined benefit obligation [Member]
Disclosure of post-employment benefits [Line items]
Net defined benefit liability (asset) beginning of period	4,987	4,757
Service cost	34	44
Interest expenses - pensions	126	189
Employee contributions	4	5
Actuarial gains (losses) [Abstract]
Demographic assumptions	(14)	(45)
Financial assumptions	75	208
Experience adjustment	(15)	(7)
(Negative) past service cost	1	(8)
Gains (losses) arising from settlements net defined-benefit liability asset	(348)	(85)
Benefits paid from plan	(172)	(239)
Benefits paid directly by employer	(52)	(76)
Transfer to Liabilities directly associated with assets held for sale	(1,210)
Translation differences and other	(307)	244
Net defined benefit liability (asset) end of period	3,109	4,987	€ 4,757
Present value of funded obligations, end of period	2,476	3,850
Present value of unfunded obligations	€ 633	€ 1,137